OTHER ASSETS	6 Months Ended
Sep. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS

NOTE 8– OTHER ASSETS

The following table summarizes the components of the Group’s other assets as of the dates presented:

	Thousands of Yen
	September 30, 2024	March 31, 2024
Long-term investments	¥270,000	¥-
Investment securities	39,084	39,084
Investments in capital	22,070	20,850
Others	17,594	13,918
Total	¥348,748	¥73,852

The Company sold condominium units in Miyanomori, Hokkaido in April 2024 to a third party, and purchased a 40.8% interest of equity method in the specified joint real estate venture that owns these condominium units for ¥270,000 thousand in August 2024. The investment is classified as a long-term investment in the above table. The purchase was accounted for as an equity-method investment under ASC 323, Investments – Equity Method and Joint Ventures, and continues to be accounted for under the equity method of accounting.